Note 7 - Property and Equipment	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
7
) Property and equipment

(in thousands of euro)	Land and buildings	Laboratory equipment and other	In progress	Total	Of which finance leases
January 1, 2017	3,900	5,164	30	9,094	6,030
Acquisitions	491	2446	34	2,971
Disposals	-	(50)	-	(50)
Transfers	-	30	(30)	-
Depreciation	(297)	(987)	-	(1,284)	(552)
December 31, 2017	4,093	6,602	34	10,729	5,478

(in thousands of euro)	Land and buildings	Laboratory equipment and other	In progress	Total	Of which finance leases
January 1, 2018	4,093	6,602	34	10,729	5,478
Acquisitions	-	725	316	1,041	-
Disposals	-	(22)	-	(22)	-
Transfers	-	30	(30)	-	-
Depreciation	(298)	(1,234)	-	(1,532)	(555)
December 31, 2018	3,795	6,101	320	10,216	4,923

(in thousands of euro)	Land and buildings	Laboratory equipment and other	In progress	Total	Of which right of use assets
December 31, 2018	3,795	6,101	320	10,216	4,923
Impact of 1st application of IFRS 16	1,028	69	0	1,097	1,097
January 1, 2019	4,823	6,170	320	11,313	6,020
Acquisitions	1,102	1,031	212	2,345	1,102
Disposals	(1)	(96)	-	(97)	-
Depreciation	(568)	(1,460)	-	(2,028)	(852)
Transfers		302	(163)	139	-
December 31, 2019	5,356	5,947	369	11,672	6,270